Borrowings - Disclosure of Detailed Information about Borrowings Explanatory (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Current borrowings and current portion of non-current borrowings [abstract]
Loan	£ 119.2		£ 106.4